Document and Entity Information	Aug. 25, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Global Indemnity Ltd
Amendment Flag	false
Entity Central Index Key	0001494904
Document Type	8-K
Document Period End Date	Aug. 25, 2020
Entity Incorporation State Country Code	E9
Entity File Number	001-34809
Entity Tax Identification Number	98-1304287
Entity Address, Address Line One	27 Hospital Road
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-9008
Entity Address, Country	KY
City Area Code	(345)
Local Phone Number	949-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	A Ordinary Shares
Trading Symbol	GBLI
Security Exchange Name	NASDAQ
Seven Point Eight Seven Five Percent Subordinated Notes Due Two Thousand And Forty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.875% Subordinated Notes due 2047
Trading Symbol	GBLIL
Security Exchange Name	NASDAQ